Income Tax - Summary of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (10,454)	$ 32,760	$ 4,384
Foreign	12,669	10,659	8,846
Total	$ 2,215	$ 43,419	$ 13,230